Consolidated and Combined Statements of Accumulated Other Comprehensive Income (Loss) and Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Share data	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other comprehensive income (loss), net of tax:
Foreign currency translations arising during period, tax	$ (40)	$ (471)	$ (824)	$ (1,929)	$ (2,241)
Pension liability adjustment, tax	$ (34)	$ (14)	$ 6,031	$ (3,036)	$ (2,043)
Dividends: declared and paid - per share	$ 0.075	$ 0.075	$ 0.30	$ 0.30	$ 0.15
Convert Voting Shares to Class A Common Shares, Shares		120,000	1,979,113	230,000	0
Exercise of employee stock options: shares issued	314,172	308,324	1,952,243	1,142,019	259,559
Other stock-based compensation plans, net: shares issued	177,620	111,542	142,551	947,021	18,715
Other stock-based compensation plans, net: shares repurchased	75,862	80,432	218,676	55,655	17,109
Other stock-based compensation plans, net: shares forfeited	2,801	927	10,282	4,287	16,297